Share Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Exercise Price Range 1 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	1,389,416
Options Outstanding, Weighted Average Remaining Contractual Life in Years	9 years 6 months 22 days
Options Outstanding, Weighted Average Exercise Price	$ 1.45
Options Outstanding, Aggregate Intrinsic Value | $	$ 1,016,407
Options Exercisable, Number Of Shares Exercisable | shares	0
Options Exercisable, Weighted Average Remaining Contractual Life in Years	0 years
Options Exercisable, Weighted Average Exercise Price	$ 0
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.64
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2.00
Exercise Price Range 1 [Member] | Harvard Bioscience Plan [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	739,636
Options Outstanding, Weighted Average Remaining Contractual Life in Years	4 years 8 months 16 days
Options Outstanding, Weighted Average Exercise Price	$ 2.36
Options Outstanding, Aggregate Intrinsic Value | $	$ 817,936
Options Exercisable, Number Of Shares Exercisable | shares	651,046
Options Exercisable, Weighted Average Remaining Contractual Life in Years	4 years 5 months 19 days
Options Exercisable, Weighted Average Exercise Price	$ 2.34
Options Exercisable, Aggregate Intrinsic Value | $	$ 737,319
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.00
Exercise Price Range 2 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	62,416
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 3.51
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	47,428
Options Exercisable, Weighted Average Remaining Contractual Life in Years	4 years 9 months 11 days
Options Exercisable, Weighted Average Exercise Price	$ 3.45
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.00
Exercise Price Range 2 [Member] | Harvard Bioscience Plan [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	247,357
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 3.64
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	125,690
Options Exercisable, Weighted Average Remaining Contractual Life in Years	6 years 9 months 14 days
Options Exercisable, Weighted Average Exercise Price	$ 3.65
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.00
Exercise Price Range 3 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	1,616,286
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 3 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 4.29
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	1,106,185
Options Exercisable, Weighted Average Remaining Contractual Life in Years	6 years 8 months 19 days
Options Exercisable, Weighted Average Exercise Price	$ 4.33
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6.00
Exercise Price Range 3 [Member] | Harvard Bioscience Plan [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	210,424
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 5 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 4.04
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	210,424
Options Exercisable, Weighted Average Remaining Contractual Life in Years	5 years 5 months 1 day
Options Exercisable, Weighted Average Exercise Price	$ 4.04
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.04
Exercise Price Range 4 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	50,000
Options Outstanding, Weighted Average Remaining Contractual Life in Years	8 years 9 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 7.32
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	12,500
Options Exercisable, Weighted Average Remaining Contractual Life in Years	8 years 9 months 4 days
Options Exercisable, Weighted Average Exercise Price	$ 7.32
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 6.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 8.00
Exercise Price Range 4 [Member] | Harvard Bioscience Plan [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	1,197,417
Options Outstanding, Weighted Average Remaining Contractual Life in Years	5 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 2.92
Options Outstanding, Aggregate Intrinsic Value | $	$ 817,936
Options Exercisable, Number Of Shares Exercisable | shares	987,160
Options Exercisable, Weighted Average Remaining Contractual Life in Years	4 years 11 months 19 days
Options Exercisable, Weighted Average Exercise Price	$ 2.87
Options Exercisable, Aggregate Intrinsic Value | $	$ 737,319
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4.04
Exercise Price Range 5 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	135,000
Options Outstanding, Weighted Average Remaining Contractual Life in Years	8 years 3 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 8.76
Options Outstanding, Aggregate Intrinsic Value | $	$ 0
Options Exercisable, Number Of Shares Exercisable | shares	33,750
Options Exercisable, Weighted Average Remaining Contractual Life in Years	8 years 3 months 25 days
Options Exercisable, Weighted Average Exercise Price	$ 8.76
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 9.06
Exercise Price Range 6 [Member] | Equity Incentive Plan 2013 [Member]
Share Based Compensation Activity [Line Items]
Options Outstanding, Number Of Shares Outstanding | shares	3,253,118
Options Outstanding, Weighted Average Remaining Contractual Life in Years	8 years 3 months 22 days
Options Outstanding, Weighted Average Exercise Price	$ 3.29
Options Outstanding, Aggregate Intrinsic Value | $	$ 1,016,407
Options Exercisable, Number Of Shares Exercisable | shares	1,199,863
Options Exercisable, Weighted Average Remaining Contractual Life in Years	6 years 8 months 16 days
Options Exercisable, Weighted Average Exercise Price	$ 4.45
Options Exercisable, Aggregate Intrinsic Value | $	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 9.84